CONDENSED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)		Total	Additional Paid in Capital	Accumulated Deficit	Class A common stock	Class A common stock Ordinary Shares	Class B common stock Ordinary Shares
Balance at the beginning at Dec. 26, 2019
Balance at the beginning (in shares) at Dec. 26, 2019							0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares (in shares)							1
Net loss		(5,288)		$ (5,288)
Balance at the end at Dec. 31, 2019		(5,288)		(5,288)
Balance at the end (in shares) at Dec. 31, 2019							1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cancellation of Class B ordinary share (in shares)							(1)
Issuance of Class B ordinary shares	[1]	25,000	23,275				$ 1,725
Issuance of Class B ordinary shares (in shares)	[1]						17,250,000
Net loss		(3,413)		(3,413)
Balance at the end at Mar. 31, 2020		16,299	23,275	(8,701)			$ 1,725
Balance at the end (in shares) at Mar. 31, 2020							17,250,000
Balance at the beginning at Dec. 31, 2019		(5,288)		(5,288)
Balance at the beginning (in shares) at Dec. 31, 2019							1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(126,118)
Balance at the end at Sep. 30, 2020		5,000,006	5,129,416	(131,406)		$ 271	$ 1,725
Balance at the end (in shares) at Sep. 30, 2020						2,705,501	17,250,000
Balance at the beginning at Mar. 31, 2020		16,299	23,275	(8,701)			$ 1,725
Balance at the beginning (in shares) at Mar. 31, 2020							17,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 69,000,000 Units, net of underwriting discounts and offering costs		652,251,406	652,244,506			$ 6,900
Sale of units (in shares)					69,000,000	69,000,000
Sale of 10,533,333 Private Placement Warrants		15,800,000	15,800,000
Ordinary shares subject to possible redemption		(663,043,930)	(663,037,300)			$ (6,630)
Ordinary shares subject to possible redemption (in shares)						(66,304,393)
Net loss		(23,769)		(23,769)
Balance at the end at Jun. 30, 2020		5,000,006	5,030,481	(32,470)		$ 270	$ 1,725
Balance at the end (in shares) at Jun. 30, 2020						2,695,607	17,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of ordinary shares subject to possible redemption		98,936	98,935			$ 1
Change in value of ordinary shares subject to possible redemption (In shares)						9,894
Net loss		(98,936)		(98,936)
Balance at the end at Sep. 30, 2020		$ 5,000,006	$ 5,129,416	$ (131,406)		$ 271	$ 1,725
Balance at the end (in shares) at Sep. 30, 2020						2,705,501	17,250,000

[1]	Includes 2,250,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4).